Loans and financing - Summary of Changes in Loans and Financing (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
At January 1	$ 6,359	$ 11,030
Loans from acquisition of subsidiaries	8,038	164
Repayment Of Loans To Third Party At The Acquisition Date	(11,002)	(2,999)
Interest charged	94	208
Interest paid	(104)	(186)	$ (267)
Basis adjustment on the fair value hedge	333	582
Exchange rate effect	(439)	(2,440)
At December 31	$ 3,279	$ 6,359	$ 11,030